Financial liabilities - Summary of Bank Loans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Jul. 10, 2020	Jun. 30, 2020	Jun. 22, 2020
Changes in liabilities arising from financing activities [abstract]
Interest paid, classified as financing activities	€ 700	€ 350	€ 3	[1]
Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	0	0
Changes in liabilities arising from financing activities [abstract]
Financial expenses on liabilities		0
(Repayment of) principal received	10,000	0
Interest paid, classified as financing activities		0
Impact of discounting and accretion	47
Accumulated fixed interest expense accrual	17
Liabilities arising from financing activities at end of period	€ 10,064	0	0
PGE Loan, HSBC France
Changes in liabilities arising from financing activities [abstract]
Borrowing, guarantee fee	0.25%					0.25%	0.25%
PGE Loan, HSBC France | Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 0	0
Changes in liabilities arising from financing activities [abstract]
Financial expenses on liabilities		0
(Repayment of) principal received	5,000	0
Interest paid, classified as financing activities		0
Impact of discounting and accretion	14
Accumulated fixed interest expense accrual	7
Liabilities arising from financing activities at end of period	€ 5,020	0	0
PGE Loan, BPI France
Changes in liabilities arising from financing activities [abstract]
Borrowing, guarantee fee	0.25%				1.61%
Borrowings, interest rate	1.36%				2.25%
PGE Loan, BPI France | Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 0	0
Changes in liabilities arising from financing activities [abstract]
Financial expenses on liabilities		0
(Repayment of) principal received	5,000	0
Interest paid, classified as financing activities		0
Impact of discounting and accretion	34
Accumulated fixed interest expense accrual	10
Liabilities arising from financing activities at end of period	€ 5,044	€ 0	€ 0

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)